Summary of Significant Accounting Policies - Treasury Shares - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Equity [Abstract]
Gain (loss) recognized on purchase of treasury shares	€ 0
Gain (loss) recognized on sale of treasury shares	0
Gain (loss) recognized on impairment of treasury shares	0
Gain (loss) recognized on cancellation of treasury shares	€ 0